Provisions - Summary of Changes to Office Lease Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Provisions [line items]
Balance, beginning of year	$ 12.7	$ 21.3
Net additions (dispositions)	27.0	(5.6)
Increase (decrease) due to changes in estimates	1.0	(1.9)
Settlements	(9.7)	(2.2)
Accretion charges	2.5	1.1
Balance, end of year	33.5	12.7
Current portion	9.0	3.2
Long-term portion	$ 24.5	9.5
As restated [member]
Disclosure of Provisions [line items]
Office lease provision, Restated		$ 12.7